Discontinued operations (Tables)	9 Months Ended
May 31, 2022
UMG Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results from the discontinued operations for UMG and the related cash flows are as follows:

	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$
Revenues
Revenue	141,926	192,500	387,655	374,654

Operating expenses
Salaries and wages	340,249	264,637	1,021,046	756,825
Consulting	-	-	-	-
Professional fees	9,190	14,622	12,891	189,781
Sponsorships and tournaments	85,859	116,507	663,046	562,495
Advertising and promotion	4,480	2,760	20,723	3,369
Office and general	20,790	52,294	57,743	119,309
Technology expenses	10,776	33,150	73,123	93,106
Amortization and depreciation	34,983	136,122	275,592	378,530
Impairment expense	209,934	-	476,404	-
Restructuring Costs	-	-	90,539	-
Interest expense	4,225	(19,714)	13,722	29,970
(Gain) loss on foreign exchange	1,642	(2,710)	31,808	(15,400)
Net income (loss) from discontinued operations	(580,202)	(405,168)	(2,348,982)	(1,743,331)

Schedule of cash flow in discontinued operation

	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$

Net cash provided by (used in) operating activities	114,599	255,367	(149,397)	396,348
Net cash used in financing activities	(21,852)	(21,637)	(65,125)	(64,481)
Change in cash	92,747	233,730	(214,522)	331,867
Cash, beginning of period	(131,973)	(78,844)	175,296	(176,981)
Cash, end of period	(39,226)	154,886	(39,226)	154,886

Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for Eden and the related cash flows are as follows:

	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$
Revenues
Revenue	434,508	1,416,371	4,759,711	2,604,799

Operating expenses
Salaries and wages	329,126	855,367	2,113,180	2,637,904
Consulting	102,951	309,842	796,570	711,209
Office and general	80,029	150,497	265,125	389,361
Amortization and depreciation	1,360	111,554	224,349	1,329,588
Share-based payments	1	(42)	(93)	(1,097)
Interest expense	(16)	7,780	7,145	34,669
(Gain) loss on foreign exchange	-	(7,602)	39,350	(168,640)
Net income (loss) from discontinued operations	(78,943)	(11,025)	1,314,085	(2,328,195)

Schedule of cash flow in discontinued operation

	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$

Net cash provided by (used in) operating activities	396,544	140,150	509,166	432,035
Disposal of Eden	(647,187)	-	(647,187)	-
Net cash used in financing activities	(24,548)	(57,045)	(132,550)	(225,353)
Change in cash	(275,191)	83,105	(270,571)	206,682
Cash, beginning of period	275,191	231,155	270,571	107,578
Cash, end of period	-	314,260	-	314,260

Schedule of loss on disposal

Consideration transferred for the sale of Eden Games sales and the resulting gain on disposal was as follows:

Amount
$
Consideration received or receivable:
Cash consideration	15,357,803
Total disposal consideration	15,357,803
Carrying amount of net assets sold	(577,106)
Carrying amount attributable to non-controlling interests	208,598
Gain on disposal before income tax and reclassification of foreign currency translation reserve	14,989,295

Reclassification of foreign currency translation reserve	139,122

Gain on disposal of Eden Games	15,128,417

Schedule of net asset

The net assets of Eden Games (the disposal group) as of the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash	647,187
Accounts and other receivables	586,309
Government remittances	566,331
Prepaid expenses and other	36,124
Right-of-use assets	16,036
Property and equipment	41,132
Intangible assets	296,235
Goodwill	345,150
Total assets of disposal group	2,534,504

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	1,168,966
Accrued liabilities	750,388
Lease obligation, current	17,959
Long-term debt, current	20,085
Total liabilities of disposal group	1,957,398

Net assets of disposal group	577,106

Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for the Motorsports Group and the related cash flows along with description of the transaction are as follows:

	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$
Revenues
Revenue	-	-	-	90,934

Operating expenses
Salaries and wages	-	-	-	212,546
Consulting	-	-	-	267,933
Professional fees	-	-	-	22,681
Sponsorships and tournaments	-	-	-	203,637
Advertising and promotion	-	-	-	1,740
Office and general	-	-	-	7,374
Technology expenses	-	-	-	86,590
Amortization and depreciation	-	-	-	201,335
Interest expense	-	-	-	572
(Gain) loss on foreign exchange	11,037	9,606	11,037	49,317
Net income (loss) from discontinued operations	(11,037)	(9,606)	(11,037)	(962,791)

Schedule of cash flow in discontinued operation
	For the three months ended		For the nine months ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
	$	$	$	$

Net cash provided by (used in) operating activities	-	-	-	(92,652)
Disposal of Motorsports	-	-	-	24,348
Change in cash	-	-	-	(68,304)
Cash, beginning of period	-	-	-	68,304
Cash, end of period	-	-	-	-

Schedule of loss on disposal

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)

Schedule of net asset

The net assets of the Motorsport Group as at the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303